Share-based compensation (Share Option Activity - 2007 Plan and 2015 Long Term Incentive Plan) (Details) - USD ($)		12 Months Ended
	Mar. 20, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Granted		0	0
Weighted Remaining Contractual Life (Years)
Outstanding		10 months 6 days
Aggregate Intrinsic Value
Recognized share-based compensation expense	$ 740,223		$ 740,223
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 378,112
Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost		$ 0	0
2007 Plan [Member]
Number of Options
Granted		0
Weighted Average Exercise Price
Granted		$ 0
Aggregate Intrinsic Value
Granted		$ 0
Total fair value of options vested		$ 33,919	$ 40,703	$ 362,487
Common stock, closing share price		$ 3.80
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0
2007 Plan [Member] | 2.975 (exercise price) [Member]
Number of Options
Outstanding		180,000
Forfeited		180,000
Outstanding			180,000
Weighted Average Exercise Price
Outstanding		$ 2.975
Forfeited		$ 2.975
Outstanding			$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding			6 months
Aggregate Intrinsic Value
Outstanding		$ 77,400
Forfeited		$ 0
Outstanding			$ 77,400
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding		112,738
Exercised		100,000
Outstanding		12,738	112,738
Exercisable at December 31, 2018		12,738
Weighted Average Exercise Price
Outstanding		$ 1.21
Exercised		1.21
Outstanding		1.21	$ 1.21
Exercisable at December 31, 2018		$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding		1 year 11 months 12 days	2 years 11 months 12 days
Exercisable at December 31, 2018		1 year 11 months 12 days
Aggregate Intrinsic Value
Outstanding		$ 247,460
Exercised		186,450
Outstanding		32,991	$ 247,460
Exercisable at December 31, 2018		$ 32,991
2007 Plan [Member] | 1.085 (exercise price) [Member]
Number of Options
Outstanding		100,000
Outstanding		100,000	100,000
Exercisable at December 31, 2018		100,000
Weighted Average Exercise Price
Outstanding		$ 1.085
Outstanding		1.085	$ 1.085
Exercisable at December 31, 2018		$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding		2 years 6 months	3 years 6 months
Exercisable at December 31, 2018		2 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 232,000
Outstanding		271,500	$ 232,000
Exercisable at December 31, 2018		$ 271,500
2007 Plan [Member] | 1.64 (exercise price) [Member]
Number of Options
Outstanding		200,000
Exercised		100,000
Outstanding		100,000	200,000
Exercisable at December 31, 2018		100,000
Weighted Average Exercise Price
Outstanding		$ 1.64
Exercised		1.64
Outstanding		1.64	$ 1.64
Exercisable at December 31, 2018		$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding		3 years 10 months 13 days	4 years 10 months 13 days
Exercisable at December 31, 2018		3 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding		$ 353,000
Exercised		141,327
Outstanding		216,000	$ 353,000
Exercisable at December 31, 2018		$ 216,000
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding		39,400
Outstanding		39,400	39,400
Exercisable at December 31, 2018		39,400
Weighted Average Exercise Price
Outstanding		$ 1.21
Outstanding		1.21	$ 1.21
Exercisable at December 31, 2018		$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding		5 years 6 months	6 years 6 months
Exercisable at December 31, 2018		5 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 86,483
Outstanding		102,046	$ 86,483
Exercisable at December 31, 2018		$ 102,046
2007 Plan [Member] | 1.81 (exercise price) [Member]
Number of Options
Outstanding		68,000
Outstanding		68,000	68,000
Exercisable at December 31, 2018		68,000
Weighted Average Exercise Price
Outstanding		$ 1.81
Outstanding		1.81	$ 1.81
Exercisable at December 31, 2018		$ 1.81
Weighted Remaining Contractual Life (Years)
Outstanding		6 years 10 months 6 days	7 years 10 months 6 days
Exercisable at December 31, 2018		6 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding		$ 108,460
Outstanding		135,320	$ 108,460
Exercisable at December 31, 2018		$ 135,320
2015 Plan [Member]
Number of Options
Granted		0
Weighted Average Exercise Price
Granted		$ 0
Aggregate Intrinsic Value
Granted		$ 0
Total fair value of options vested		$ 228,534	$ 769,798	$ 952,941
Common stock, closing share price		$ 3.80
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding		54,400
Forfeited		81,600
Outstanding			54,400
Weighted Average Exercise Price
Outstanding		$ 1.71
Forfeited		$ 1.71
Outstanding			$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding			7 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding		$ 92,208
Forfeited		$ 0
Outstanding			$ 92,208
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding		3,524,922
Exercised		646,588
Forfeited		54,400
Outstanding		2,796,734	3,524,922
Exercisable at December 31, 2018		2,796,734
Weighted Average Exercise Price
Outstanding		$ 1.71
Exercised		1.71
Forfeited		1.71
Outstanding		1.71	$ 1.71
Exercisable at December 31, 2018		$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding		6 years 6 months	7 years 6 months
Exercisable at December 31, 2018		6 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 5,974,743
Exercised		612,734
Forfeited		0
Outstanding		5,845,173	$ 5,974,743
Exercisable at December 31, 2018		$ 5,845,173